Schedules of Investments (unaudited)
Pax Small Cap Fund	September 30, 2021

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 95.1%
COMMUNICATION SERVICES: 1.9%
QuinStreet, Inc. (a)	721,390	$12,667,608

CONSUMER DISCRETIONARY: 10.2%
Carter's, Inc.	69,826	6,789,880
Columbia Sportswear Co.	85,515	8,195,758
Crocs, Inc. (a)	47,964	6,881,875
Deckers Outdoor Corp. (a)	19,000	6,843,800
Fox Factory Holding Corp. (a)	72,331	10,454,723
Leslie's, Inc. (a)	346,021	7,107,271
National Vision Holdings, Inc. (a)	210,669	11,959,679
Planet Fitness, Inc., Class A (a)	114,271	8,975,987
		67,208,973

CONSUMER STAPLES: 4.9%
BJ's Wholesale Club Holdings, Inc. (a)	154,955	8,510,129
Darling Ingredients, Inc. (a)	133,294	9,583,838
Simply Good Foods Co., The (a)	258,620	8,919,804
TreeHouse Foods, Inc. (a)	122,154	4,871,502
		31,885,273

FINANCIALS: 20.4%
Brightsphere Investment Group, Inc.	650,000	16,984,500
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT (b)	178,505	9,546,447
HomeTrust Bancshares, Inc.	887,236	24,824,863
Meridian Bancorp, Inc.	1,110,773	23,059,647
SuRo Capital Corp. (b)	733,207	9,465,702
Victory Capital Holdings, Inc., Class A (b)	963,434	33,729,825
Voya Financial, Inc.	266,040	16,332,196
		133,943,180

HEALTH CARE: 17.2%
CryoPort, Inc. (a)(b)	157,375	10,467,011
Health Catalyst, Inc. (a)	310,056	15,505,901
Karuna Therapeutics, Inc. (a)	94,174	11,520,305
Ligand Pharmaceuticals, Inc. (a)	99,320	13,837,262
Natus Medical, Inc. (a)	656,049	16,453,710
Omnicell, Inc. (a)	83,163	12,343,884
Pacira BioSciences, Inc. (a)	200,027	11,201,512
SI-BONE, Inc. (a)	470,343	10,074,747
Vocera Communications, Inc. (a)	256,724	11,747,690
		113,152,022

INDUSTRIALS: 16.2%
AZEK Co Inc., The (a)	339,349	12,396,419
Colfax Corp. (a)	241,892	11,102,843
Comfort Systems USA, Inc.	105,695	7,538,167
Evoqua Water Technologies Corp. (a)	314,343	11,806,723
Gates Industrial Corp PLC (a)	597,713	9,724,791
Great Lakes Dredge & Dock Corp. (a)	476,704	7,193,463
Herc Holdings, Inc. (a)	55,000	8,990,300
MSA Safety, Inc.	47,089	6,860,867
Quanex Building Products Corp.	373,986	8,007,040
Stericycle, Inc. (a)	137,906	9,373,471
Vertiv Holdings Co.	561,461	13,525,596
		106,519,680

INFORMATION TECHNOLOGY: 13.0%
8x8, Inc. (a)	373,491	8,735,954
Ciena Corp. (a)	178,064	9,143,586
Extreme Networks, Inc. (a)	886,784	8,734,822
Mitek Systems, Inc. (a)(b)	452,579	8,372,712
Onto Innovation, Inc. (a)	177,557	12,828,493
Ribbon Communications, Inc. (a)	1,087,819	6,505,158
Sprout Social, Inc., Class A (a)	74,224	9,051,617
Verra Mobility Corp. (a)	548,661	8,268,321
Workiva, Inc. (a)	96,814	13,646,902
		85,287,565

MATERIALS: 2.9%
Element Solutions, Inc.	426,946	9,256,190
Graphic Packaging Holding Co.	503,585	9,588,258
		18,844,448

REAL ESTATE: 8.4%
Altus Group, Ltd.	247,910	12,096,035
CatchMark Timber Trust, Inc, Class A, REIT (b)	1,196,169	14,198,525
Healthcare Realty Trust, Inc., REIT	421,352	12,547,863
Rayonier, Inc., REIT	461,676	16,472,600
		55,315,023

TOTAL COMMON STOCKS		624,823,772
(Cost $493,236,295)

MONEY MARKET: 5.0%
State Street Institutional U.S. Government Money Market Fund, 0.030% (c)(d)	32,981,068	32,981,068
(Cost $32,981,068)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.032% (c)(d)	12,569,935	12,569,935
(Cost $12,569,935)

TOTAL INVESTMENTS: 102.0%		670,374,775
(Cost $538,787,298)

PAYABLE UPON RETURN OF SECURITIES LOANED: -1.9%		(12,569,935)

OTHER ASSETS AND LIABILITIES - (NET): -0.1%		(818,667)

Net Assets: 100.0%		$656,986,173

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2021. The total market value of securities on loan as of September 30, 2021 was $26,807,188.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.
(d)	Premier Class shares

September 30, 2021

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2021, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $293,185, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $500,813, representing 0.07% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2021:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,363,364,377	$-	$-	$1,363,364,377
Cash Equivalents	46,839,691	-	-	46,839,691
Total	$1,410,204,068	$-	$-	$1,410,204,068
Small Cap
Common Stocks	$624,823,772	$-	$-	$624,823,772
Cash Equivalents	45,551,003	-	-	45,551,003
Total	$670,374,775	$-	$-	$670,374,775
U.S. Sustainable Economy
Common Stocks	$293,183,026	$-	$-	$293,183,026
Cash Equivalents	1,470,112	-	-	1,470,112
Total	$294,653,138	$-	$-	$294,653,138
Global Sustainable Infrastructure
Common Stocks	$54,292,358	$42,768,858	$-	$97,061,216
Exchange-Traded Funds	$-	577,056	-	577,056
Cash Equivalents	3,720,753	-	-	3,720,753
Total	$58,013,111	$43,345,914	$-	$101,359,025
Global Opportunities
Common Stocks	$74,411,932	$49,418,534	$-	$123,830,466
Cash Equivalents	1,836,505	-	-	1,836,505
Total	$76,248,437	$49,418,534	$-	$125,666,971
Global Environmental Markets
Common Stocks	$1,434,906,698	$875,157,002	$-	$2,310,063,700
Rights	692,438	-	-	692,438
Cash Equivalents	46,355,769	-	-	46,355,769
Total	$1,481,954,905	$875,157,002	$-	$2,357,111,907
Global Women’s Leadership
Common Stocks	$689,844,488	$227,423,958	$-	$917,268,446
Preferred Stocks	91,160	500,934	-	592,094
Rights	31,134	-	-	31,134
Cash Equivalents	8,717,546	-	-	8,717,546
Total	$698,684,328	$227,924,892	$-	$926,609,220
EAFE ESG Leaders
Common Stocks	$12,954,953	$780,954,428	$-	$793,909,381
Preferred Stocks	-	592,054	-	592,054
Cash Equivalents	17,654,441	-	-	17,654,441
Total	$30,609,394	$781,546,482	$-	$812,155,876
Core Bond
Community Investment Notes	$-	$-	$293,185	$293,185
Corporate Bonds	-	297,519,195	-	297,519,195
U.S. Gov't Agency Bonds	-	8,984,970	-	8,984,970
Government Bonds	-	1,458,493	-	1,458,493
Supranational Bonds	-	95,748,019	-	95,748,019
Municipal Bonds	-	11,242,526	-	11,242,526
U.S. Treasury Notes	-	110,885,077	-	110,885,077
Asset-Backed Securities	-	54,027,001	-	54,027,001
Mortgage-Backed Securities	-	184,644,762	-	184,644,762
Medium Term Certificates of Deposit	-	256,019	-	256,019
Cash Equivalents	10,915,379	251,020	-	11,166,399
Total	$10,915,379	$765,017,082	$293,185	$776,225,646
High Yield Bond
Community Investment Notes	$-	$-	$500,813	$500,813
Common Stocks	-	-	0	0
Preferred Stocks	-	3,682,200	0	3,682,200
Corporate Bonds	-	643,966,705	-	643,966,705
Loans	-	14,940,231	-	14,940,231
Medium Term Certificates of Deposit	-	500,000	-	500,000
Certificates of Deposit	-	501,970	-	501,970
Cash Equivalents	27,039,106	-	-	27,039,106
Total	$27,039,106	$663,591,106	$500,813	$691,131,025
Sustainable Allocation
Affiliated Investment Companies	$2,315,729,781	$-	$-	$2,315,729,781
Cash Equivalents	136,514,172	-	-	136,514,172
Total	$2,452,243,953	$-	$-	$2,452,243,953

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2021, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/20	Gross Additions	Gross Reductions	Shares Held at 09/30/21	Value at 12/31/20	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 09/30/21
Sustainable Allocation
Large Cap	74,122,950	157,946	2,362,357	71,918,539	$1,066,673,676	$2,246,000	$6,609,687	$164,274,617	$1,031,311,852
Small Cap	3,935,579	239,913	376,884	3,798,608	82,465,971	169,256	1,162,489	13,577,101	74,338,755
Global Sustainable Infrastructure	8,320,411	72,607	3,465,629	4,927,389	76,226,703	1,125,406	16,589,660	(9,051,792)	74,896,308
Global Opportunities	2,572,091	1,199,339	-	3,771,430	60,154,307	45,939	-	5,644,351	61,474,308
Global Environmental Markets	2,180,751	462,285	-	2,643,036	62,560,652	143,382	-	6,542,822	62,983,537
Global Women's Leadership	1,533,441	333,058	-	1,866,499	63,516,971	500,776	-	5,518,308	62,789,036
International Sustainable Economy	15,860,899	267,328	669,045	15,459,182	171,765,625	2,871,108	1,009,583	8,357,632	165,567,841
Core Bond	66,559,119	2,655,404	-	69,214,523	710,929,777	9,726,351	-	(19,757,492)	710,833,155
High Yield	-	10,337,426	-	10,337,426	71,029,076	1,164,116	-	370,873	71,534,989
Total					$2,365,322,758	$17,992,334	$25,371,419	$175,476,419	$2,315,729,781

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.